OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2011
OTHER LIABILITIES - OTHER

NOTE 21. OTHER LIABILITIES – OTHER

Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2010	2011
Contingent payment of minimum guarantee under licensing agreement (Note 7)	$5,885	$—
Warrant derivative (Note 10)	665	—
Deferred tax liabilities (Note 25)	1,010	1,006
Other	126	9

	$7,686	$1,015